UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
June 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7%
Alabama - 3.1%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue Bonds
(Methodist Home for the Aging)	5.75	6/1/45	5,000,000		5,499,200
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue Bonds
(Methodist Home for the Aging)	6.00	6/1/50	1,000,000		1,112,940
Jefferson County,
Sewer Revenue Bonds Warrants	0/7.90	10/1/50	2,500,000	[a]	2,144,775
Lower Alabama Gas District,
Gas Project Revenue Bonds	5.00	9/1/46	6,000,000		7,273,440
					16,030,355
Alaska - 1.5%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	8,090,000		8,090,000
Arizona - 3.1%
Arizona Industrial Development
Authority,
Education Revenue Bonds, Refunding
(Basis School Projects)	5.00	7/1/51	1,380,000	[b]	1,411,091
Maricopa County Industrial Development
Authority,
Education Revenue Bonds (Paradise
Schools Projects)	5.00	7/1/47	1,000,000	[b]	1,036,660
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/35	2,360,000	[b]	2,440,146
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/46	2,000,000	[b]	2,049,780
Pima County Industrial Development
Authority,
Education Revenue Bonds (American
Leadership Academy Project)	5.00	6/15/47	4,240,000	[b]	4,255,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Arizona - 3.1% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XF2537), 12/1/37,
(Salt Verde Financial Corporation,
Senior Gas Revenue Bonds) Recourse	5.00	6/1/32	4,030,000	[b,c]	4,888,449
					16,081,263
California - 14.2%
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		11,139,120
California,
GO (Various Purpose)	6.50	4/1/33	4,585,000		4,753,957
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		7,931,625
California,
GO (Various Purpose) (Prerefunded)	6.50	4/1/19	5,415,000	[d]	5,623,207
California Statewide Communities
Development Authority,
Revenue Bonds (Bentley School)	7.00	7/1/40	2,090,000		2,264,849
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue Bonds	6.00	7/1/35	6,250,000		6,250,000
San Buenaventura,
Revenue Bonds (Community Memorial
Health System)	7.50	12/1/41	2,000,000		2,237,280
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue Bonds (Mission
Bay South Public Improvements)	5.00	8/1/23	1,000,000		1,101,230
Tender Option Bond Trust Receipts
(Series 2016-XM0379), 7/1/43,
(Los Angeles Department of Water and
Power, Water System Revenue Bonds)
Non-recourse	5.00	7/1/20	5,000,000	[b,c]	5,475,687
Tender Option Bond Trust Receipts
(Series 2016-XM0434), 5/15/38,
(The Regents of the University of
California, General Revenue Bonds)
Recourse	5.00	5/1/22	10,000,000	[b,c]	11,185,650
Tender Option Bond Trust Receipts
(Series 2016-XM0440), 5/15/31,
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)) Recourse	5.00	4/15/27	5,247,500	[b,c]	5,557,971
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	5.00	6/1/37	7,300,000		7,318,323

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
California - 14.2% (continued)
Tuolumne Wind Project Authority,
Revenue Bonds (Tuolumne Company
Project) (Prerefunded)	5.88	1/1/19	3,500,000	[d]	3,578,645
					74,417,544
Colorado - 5.1%
Colorado Bridge Enterprise,
Revenue Bonds (Central 70 Project)	4.00	6/30/51	1,615,000		1,600,368
Colorado Educational and Cultural
Facilities Authority,
Charter School Revenue Bonds
(American Academy Project)
(Prerefunded)	8.00	12/1/18	3,000,000	[d]	3,139,440
Dominion Water and Sanitation District,
Tap Fee Revenue Bonds	6.00	12/1/46	2,715,000		2,893,430
Tender Option Bond Trust Receipts
(Series 2016-XM0385), 3/1/38,
(Board of Governors of the Colorado
State University, System Enterprise
Revenue Bonds) Non-recourse	5.00	3/1/20	7,500,000	[b,c]	8,299,294
Tender Option Bond Trust Receipts
(Series 2016-XM0433), 11/15/43,
(Colorado Springs, Utilities System
Improvement Revenue Bonds)
Recourse	5.00	9/25/22	9,752,907	[b,c]	10,896,511
					26,829,043
Connecticut - 1.2%
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Trinity Health Credit
Group)	5.00	12/1/45	2,500,000		2,806,675
Harbor Point Infrastructure Improvement
District,
Special Obligation Revenue Bonds,
Refunding (Harbor Point Project)	5.00	4/1/39	3,500,000	[b]	3,745,140
					6,551,815
District of Columbia - 4.7%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	14,800,000	[e]	2,562,916
Tender Option Bond Trust Receipts
(Series 2016-XM0437), 12/1/35,
(District of Columbia, Income Tax
Secured Revenue Bonds) Recourse	5.00	12/20/21	19,992,830	[b,c]	22,038,380
					24,601,296
Florida - 6.9%
Cape Coral Health Facilities Authority,
Senior Housing Revenue Bonds (Gulf
Care, Inc. Project)	5.88	7/1/40	1,600,000	[b]	1,725,792

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Florida - 6.9% (continued)
Clearwater,
Water and Sewer Revenue Bonds
(Prerefunded)	5.25	12/1/19	5,000,000	[d]	5,255,000
Florida Development Finance
Corporation,
Educational Facilities Revenue Bonds
(Miami Arts Charter School Project)	6.00	6/15/44	5,000,000	[b]	4,641,200
Greater Orlando Aviation Authority,
Airport Facilities Revenue Bonds	6.25	10/1/20	8,000,000		8,444,000
Miami-Dade County,
Subordinate Special Obligation
Revenue Bonds	0.00	10/1/45	3,000,000	[e]	938,790
Mid-Bay Bridge Authority,
Springing Lien Revenue Bonds
(Prerefunded)	7.25	10/1/21	6,000,000	[d]	6,976,320
Saint Johns County Industrial
Development Authority,
Revenue Bonds (Presbyterian
Retirement Communities Project)
(Prerefunded)	6.00	8/1/20	6,500,000	[d]	7,058,350
Village Community Development District
Number 10,
Special Assessment Revenue Bonds	6.00	5/1/44	1,000,000		1,157,710
					36,197,162
Georgia - 4.6%
Atlanta,
Water and Wastewater Revenue Bonds
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	1,445,000		1,509,490
Atlanta,
Water and Wastewater Revenue Bonds
(Insured; Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	11/1/19	2,555,000	[d]	2,678,355
Atlanta,
Water and Wastewater Revenue Bonds
(Prerefunded)	6.00	11/1/19	6,000,000	[d]	6,348,600
Burke County Development Authority,
Pollution Control Revenue Bonds,
Refunding (Oglethorpe Power Corp-
Vogtle)	4.13	11/1/45	2,400,000		2,414,112
Tender Option Bond Trust Receipts
(Series 2016-XM0435), 10/1/43,
(Private Colleges and Universities
Authority, Revenue Bonds (Emory
University)) Recourse	5.00	8/20/22	10,000,000	[b,c]	11,066,075
					24,016,632

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Hawaii - 1.2%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawai'i Pacific Health Obligated
Group) (Prerefunded)	5.75	7/1/20	4,415,000	[d]	4,767,803
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaiian Electric Company)	4.00	3/1/37	1,500,000		1,520,790
					6,288,593
Idaho - 1.0%
Power County Industrial Development
Corporation,
SWDR (FMC Corporation Project)	6.45	8/1/32	5,000,000		5,019,100
Illinois - 11.5%
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	3,000,000		3,384,750
Chicago Board of Education,
GO	5.00	12/1/36	2,000,000		2,055,860
Chicago Board of Education,
GO, Refunding, Series 2018 A	5.00	12/1/34	1,400,000		1,437,688
Chicago O'Hare International Airport,
Revenue Bonds (General Airport Third
Lien)	5.63	1/1/35	1,015,000		1,097,134
Chicago O'Hare International Airport,
Revenue Bonds (General Airport Third
Lien) (Prerefunded)	5.63	1/1/21	3,985,000	[d]	4,350,066
Illinois,
GO	5.00	11/1/27	3,400,000		3,629,602
Illinois,
GO	5.00	12/1/39	3,400,000		3,555,686
Metropolitan Pier and Exposition
Authority,
Dedicated Tax Revenue Bonds (Capital
Appreciation-McCormick Place
Expansion Project) (Insured; MBIA
Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	1,062,875
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	12/15/28	3,000,000		3,155,550
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	0.00	12/15/51	18,100,000	[e]	3,353,387
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/52	1,650,000		1,698,758

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Illinois - 11.5% (continued)
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/53	3,500,000		3,652,425
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue Bonds
(Prerefunded)	6.00	6/1/21	5,050,000	[d]	5,639,688
Tender Option Bond Trust Receipts
(Series 2016-XM0378), 12/1/32,
(Greater Chicago Metropolitan Water
Reclamation District, GO Capital
Improvement Bonds) Non-recourse	5.00	2/15/21	7,500,000	[b,c]	8,056,744
Tender Option Bond Trust Receipts
(Series 2017-XM0492), 10/1/40,
(Illinois Finance Authority, Revenue
Bonds (The University of Chicago))
Non-recourse	5.00	10/1/40	12,000,000	[b,c]	13,245,180
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.00	4/1/44	1,000,000		1,083,350
					60,458,743
Indiana - .6%
Indiana Finance Authority,
Midwestern Disaster Relief Revenue
Bonds (Ohio Valley Electric Corporation
Project) Series 2012 A	5.00	6/1/39	1,585,000		1,593,290
Indiana Finance Authority,
Revenue Bonds (Marquette Project)	5.00	3/1/39	1,400,000		1,459,276
					3,052,566
Iowa - 1.9%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds (Iowa Fertilizer Company
Project)	5.25	12/1/25	7,375,000		7,893,315
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/34	2,000,000		2,019,380
					9,912,695
Louisiana - 2.9%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/32	3,100,000		3,064,350
New Orleans,
Sewage Service Revenue Bonds	5.00	6/1/40	500,000		550,505

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Louisiana - 2.9% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XF2584), 7/1/2047,
(Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Franciscan
Missionaries of Our Lady Health System
Project)) Recourse	5.00	7/1/25	10,755,000	[b,c]	11,840,280
					15,455,135
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General Medical
Center Issue)	7.50	7/1/32	3,000,000		3,341,940
Maryland - 2.6%
Maryland Health and Higher Educational
Facilities Authority,
Revenue Bonds (Adventist HealthCare
Issue)	5.50	1/1/46	3,250,000		3,642,893
Tender Option Bond Trust Receipts
(Series 2016-XM0391), 7/1/42,
(Mayor and City Council of Baltimore,
Project Revenue Bonds (Water
Projects)) Non-recourse	5.00	7/1/21	9,000,000	[b,c]	9,971,122
					13,614,015
Massachusetts - 10.1%
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (NewBridge
Charles)	5.00	10/1/57	1,000,000	[b]	1,064,650
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue)	6.25	7/1/30	2,065,000		2,143,904
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue) (Prerefunded)	6.25	7/1/19	3,585,000	[d]	3,752,097
Tender Option Bond Trust Receipts
(Series 2016-XM0368), 2/1/34,
(Massachusetts Development Finance
Agency, Revenue Bonds (Harvard
University Issue)) Non-recourse	5.25	6/18/20	10,000,000	[b,c]	10,857,000
Tender Option Bond Trust Receipts
(Series 2016-XM0372), 4/1/27,
(Massachusetts, Consolidated Loan)
Non-recourse	5.00	8/4/20	8,600,000	[b,c]	9,318,895
Tender Option Bond Trust Receipts
(Series 2016-XM0389), 5/15/43,
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue Bonds) Non-recourse	5.00	5/15/21	10,000,000	[b,c]	11,039,525

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Massachusetts - 10.1% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XM0610), 6/1/47,
(Massachusetts Transportation Fund,
Revenue Bonds (Rail Enhancement &
Accelerated Bridge Programs))
Recourse	5.00	6/1/25	12,750,000	[b,c]	14,671,496
					52,847,567
Michigan - 7.0%
Detroit,
Water Supply System Senior Lien
Revenue Bonds	5.00	7/1/31	3,000,000		3,175,890
Great Lakes Water Authority,
Sewage Disposal System Second Lien
Revenue Bonds	5.00	7/1/36	3,000,000		3,320,250
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	11/1/44	5,165,000		5,686,252
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage Disposal
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/31	2,000,000		2,237,740
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Second Lien
Local Project Bonds)	5.00	7/1/34	2,000,000		2,191,200
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/36	2,000,000		2,181,280
Michigan Hospital Finance Authority,
HR (Henry Ford Health System)
(Prerefunded)	5.63	11/15/19	5,000,000	[d]	5,266,700
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	3,560,000		3,514,930
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.88	6/1/42	5,000,000		5,009,850
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/48	4,000,000		4,020,640
					36,604,732

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Minnesota - 1.0%
Dakota County Community Development
Agency,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.15	12/1/38	30,054		30,066
Dakota County Community Development
Agency,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.30	12/1/39	47,738		47,841
Minneapolis,
Health Care System Revenue Bonds
(Fairview Health Services) (Insured;
Assured Guaranty Corp.)	6.50	11/15/38	4,190,000		4,268,395
Minneapolis,
Health Care System Revenue Bonds
(Fairview Health Services) (Insured;
Assured Guaranty Corp.) (Prerefunded)	6.50	11/15/18	810,000	[d]	825,155
					5,171,457
Mississippi - 2.2%
Mississippi Business Finance
Corporation,
PCR (System Energy Resources, Inc.
Project)	5.88	4/1/22	5,720,000		5,731,783
Mississippi Development Bank,
Special Obligation Revenue Bonds
(Magnolia Regional Health Center
Project)	6.50	10/1/31	5,500,000		5,787,430
					11,519,213
Missouri - 1.7%
Saint Louis County Industrial
Development Authority,
Tax Increase Financing Revenue Bonds
(Saint Louis Innovation District Project)	4.38	5/15/36	3,500,000		3,504,340
Saint Louis Land Clearance
Redevelopment Authority,
Annual Appropriation Redevelopment
Revenue Bonds (National Geospatial-
Intelligence Agency Site Improvements
Project)	5.13	6/1/46	5,000,000		5,361,300
					8,865,640
Nevada - .3%
Reno,
Sales Tax Revenue Bonds, Refunding
(Reno Transportation Rail Access
Project) (Insured; Assured Guaranty
Municipal Corporation) Series 2018 A	4.00	6/1/58	1,500,000		1,522,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
New Jersey - 4.3%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[b]	1,011,490
New Jersey Economic Development
Authority,
Revenue Bonds	5.25	6/15/27	4,000,000		4,418,080
New Jersey Economic Development
Authority,
Special Facility Revenue Bonds
(Continental Airlines, Inc. Project)	5.25	9/15/29	3,375,000		3,668,828
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. B	5.00	6/1/46	7,500,000		8,076,600
New Jersey Transportation Trust Fund
Authority,
Transportation Program Revenue
Bonds	5.25	6/15/33	1,500,000		1,631,730
Tender Option Bond Trust Receipts
(Series 2018-XF2538), 6/15/40,
(New Jersey Economic Development
Authority, Revenue Bonds) Recourse	5.25	12/15/23	3,250,000	[b,c]	3,492,381
					22,299,109
New Mexico - 1.4%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,460,250
New York - 12.7%
New York City Educational Construction
Fund,
Revenue Bonds	6.50	4/1/27	4,490,000		5,017,844
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	5,000,000		5,174,000
New York Convention Center
Development Corporation,
Senior Lien Revenue Bonds (Hotel Unit
Fee Secured)	0.00	11/15/47	6,800,000	[e]	2,119,084
New York Counties Tobacco Trust V,
Revenue Bonds	0.00	6/1/50	27,255,000	[e]	3,747,563
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade Center
Project)	5.00	11/15/44	7,000,000	[b]	7,434,140
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(American Airlines, Inc. John F.
Kennedy International Airport Project)	5.00	8/1/26	500,000		527,970

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
New York - 12.7% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/46	3,500,000		3,779,720
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
Bonds (Covanta Energy Project)	5.25	11/1/42	3,000,000	[b]	3,002,010
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,192,320
Tender Option Bond Trust Receipts
(Series 2016-XM0370), 11/1/25,
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue Bonds) Non-
recourse	5.25	4/5/20	5,000,000	[b,c]	5,384,262
Tender Option Bond Trust Receipts
(Series 2016-XM0438), 11/1/27,
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue Bonds) Recourse	5.50	11/1/27	5,000,000	[b,c]	5,409,400
Tender Option Bond Trust Receipts
(Series 2016-XM0445), 6/15/39,
(New York City Municipal Water
Finance Authority, Water and Sewer
System General Resolution Revenue
Bonds) Recourse	5.00	6/15/39	20,000,000	[b,c]	20,583,960
TSASC Inc.,
Tobacco Settlement Subordinate Bonds	5.00	6/1/48	2,000,000		2,053,440
					66,425,713
North Carolina - .2%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue Bonds (Pennybryn at
Maryfield)	5.00	10/1/35	1,005,000		1,061,692
Ohio - 11.6%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	48,020,000	[e]	3,956,368
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/47	14,690,000		15,066,505
Butler County,
Hospital Facilities Revenue Bonds (UC
Health) (Prerefunded)	5.50	11/1/20	2,360,000	[d]	2,556,989

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Ohio - 11.6% (continued)
Butler County,
Hospital Facilities Revenue Bonds (UC
Health) (Prerefunded)	5.50	11/1/20	1,490,000	[d]	1,616,158
Canal Winchester Local School District,
School Facilities Construction and
Improvement and Advance Refunding
Bonds (GO - Unlimited Tax) (Insured;
National Public Finance Guarantee
Corp.)	0.00	12/1/29	3,955,000	[e]	2,719,260
Canal Winchester Local School District,
School Facilities Construction and
Improvement and Advance Refunding
Bonds (GO - Unlimited Tax) (Insured;
National Public Finance Guarantee
Corp.)	0.00	12/1/31	3,955,000	[e]	2,513,086
Cuyahoga County Hospital,
Revenue Bonds (The Metrohealth
System)	5.00	2/15/57	2,000,000		2,095,420
Hamilton County,
Healthcare Improvement Revenue
Bonds (Life Enriching Communities
Project)	5.00	1/1/51	2,000,000		2,147,160
Muskingum County,
Hospital Facilities Revenue Bonds
(Genesis HealthCare System Obligated
Group Project)	5.00	2/15/22	4,590,000		4,892,527
Ohio Air Quality Development Authority,
Air Quality Revenue Bonds (Ohio Valley
Electric Corporation Project)	5.63	10/1/19	1,900,000		1,950,768
Ohio Air Quality Development Authority,
Revenue Bonds (Pratt Paper LLC
Project)	4.50	1/15/48	2,250,000	[b]	2,336,603
Tender Option Bond Trust Receipts
(Series 2016-XM0380), 12/1/38,
(Hamilton County, Sewer System
Improvement Revenue Bonds (The
Metropolitan Sewer District of Greater
Cincinnati)) Non-recourse	5.00	6/1/33	17,000,000	[b,c]	18,967,410
					60,818,254
Oklahoma - .3%
Oklahoma Development Finance
Authority,
Health System Revenue Bonds (OU
Medicine Project) Series 2018 B	5.25	8/15/48	1,500,000		1,689,270
Oregon - 1.0%
Clackmas County Hospital Facility
Authority,
Revenue Bonds, Refunding (Senior
Living-Willamette View Project)	5.00	11/15/52	1,500,000		1,643,490

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Oregon - 1.0% (continued)
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue Bonds (Pelton
Round Butte Project)	6.38	11/1/33	3,300,000		3,436,290
					5,079,780
Pennsylvania - 2.6%
Crawford County Hospital Authority,
HR (Meadville Medical Center Project)	6.00	6/1/46	1,175,000		1,220,602
Philadelphia,
GO (Prerefunded)	6.50	8/1/20	3,550,000	[d]	3,898,681
Tender Option Bond Trust Receipts
(Series 2016-XM0373), 6/1/41,
(Geisinger Authority, Health System
Revenue Bonds (Geisinger Health
System)) Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,192,383
Tender Option Bond Trust Receipts
(Series 2018-XM0594), 11/1/50,
(Berks County Industrial Development
Authority, Health System Revenue
Bonds, Refunding (Tower Health
Project)) Recourse	5.00	11/1/25	4,920,000	[b,c]	5,431,434
					13,743,100
Rhode Island - 1.0%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue Bonds
(Lifespan Obligated Group Issue)
(Insured; Assured Guaranty Corp.)
(Prerefunded)	7.00	5/15/19	5,000,000	[d]	5,234,900
South Carolina - 5.8%
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper) (Prerefunded)	5.50	1/1/19	3,705,000	[d]	3,779,396
Tender Option Bond Trust Receipts
(Series 2016-XM0384), 12/1/43,
(South Carolina Public Service
Authority, Revenue Bonds Obligations
(Santee Cooper)) Non-recourse	5.13	6/1/37	15,000,000	[b,c]	15,978,200
Tender Option Bond Trust Receipts
(Series 2016-XM0442), 2/1/40,
(Columbia, Waterworks and Sewer
System Revenue Bonds) Recourse	5.00	2/1/40	10,000,000	[b,c]	10,504,900
					30,262,496
Tennessee - 4.4%
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue Bonds (The Vanderbilt
University) (Prerefunded)	5.50	10/1/19	7,000,000	[d]	7,340,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Tennessee - 4.4% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0388), 7/1/40,
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue Bonds) Non-recourse	5.00	7/1/21	5,000,000	[b,c]	5,544,662
Tender Option Bond Trust Receipts
(Series 2016-XM0446), 11/15/40,
(Rutherford County Health and
Educational Facilities Board, Revenue
Bonds (Ascension Health Senior Credit
Group)) Recourse	5.00	11/15/40	10,000,000	[b,c]	10,403,350
					23,288,212
Texas - 11.3%
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/45	1,500,000		1,639,500
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds
(International Leadership of Texas)	5.75	8/15/45	4,500,000		4,645,350
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education)	4.50	12/1/44	2,500,000		2,547,325
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education) (Prerefunded)	6.00	12/1/20	2,500,000	[d]	2,742,250
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue Bonds
(Prerefunded)	5.25	12/1/18	10,000,000	[d]	10,157,100
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	2,000,000	[d]	2,047,760
Harris County-Houston Sports Authority,
Senior Lien Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	0.00	11/15/50	6,500,000	[e]	1,485,705
Houston,
Combined Utility System First Lien
Revenue Bonds (Insured; Assured
Guaranty Corp. )	6.00	11/15/36	295,000		306,328
Houston,
Combined Utility System First Lien
Revenue Bonds (Insured; Assured
Guaranty Corp. ) (Prerefunded)	6.00	5/15/19	4,705,000	[d]	4,883,602

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Texas - 11.3% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0377), 2/1/43,
(San Antonio, Electric and Gas Systems
Junior Lien Revenue Bonds) Non-
recourse	5.00	2/1/21	16,750,000	[b,c]	18,252,499
Tender Option Bond Trust Receipts
(Series 2017-XF2422), 8/15/40,
(Leander Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)) Recourse	5.00	8/15/40	8,505,000	[b,c]	8,824,125
Texas Department of Housing and
Community Affairs,
Home Mortgage Revenue Bonds
(Collateralized: FHLMC, FNMA and
GNMA)	10.75	7/2/24	50,000	[f]	51,529
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/50	1,300,000		1,403,545
					58,986,618
Virginia - 5.2%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue Bonds (Brandermill Woods
Project)	5.13	1/1/43	2,100,000		2,168,712
Tender Option Bond Trust Receipts
(Series 2016-XM0448), 11/1/40,
(Virginia Small Business Financing
Authority, Health Care Facilities
Revenue Bonds (Sentara Healthcare))
Recourse	5.00	11/1/40	10,000,000	[b,c]	10,527,875
Tender Option Bond Trust Receipts
(Series 2018-XM0593), 7/1/57,
(Hampton Roads Transportation
Accountability Commission, Revenue
Bonds) Recourse	5.50	1/1/26	7,500,000	[b,c]	9,006,956
Virginia Small Business Financing
Authority,
Private Activity Revenue Bonds
(Transform 66 P3 Project)	5.00	12/31/56	5,000,000		5,461,350
					27,164,893
Washington - 3.4%
Tender Option Bond Trust Receipts
(Series 2016-XM0441), 1/1/33,
(King County, Limited Tax GO (Payable
from Sewer Revenue Bonds)) Recourse	5.13	1/1/33	10,000,000	[b,c]	10,178,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 156.7% (continued)
Washington - 3.4% (continued)
Tender Option Bond Trust Receipts
(Series 2017-XF2423), 1/1/29,
(King County, Server Revenue Bonds)
Recourse	5.00	6/1/20	4,000,000	[b,c]	4,292,270
Washington Housing Finance
Commission,
Nonprofit Housing Revenue Bonds
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/46	1,500,000	[b]	1,598,220
Washington Housing Finance
Commission,
Nonprofit Housing Revenue Bonds
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/51	1,700,000	[b]	1,806,301
					17,875,071
Wisconsin - .8%
Public Finance Authority,
Retirement Facility Revenue Bonds
(Southminster Inc.)	5.00	10/1/48	2,000,000	[b]	2,129,840
Public Finance Authority,
Revenue Bonds (Denver International
Airport Great Hall Project)	5.00	9/30/49	1,000,000		1,100,090
Public Finance Authority,
Senior Living Revenue Bonds (Mary's
Woods At Marylhurst Project)	5.25	5/15/47	750,000	[b]	817,673
					4,047,603
U.S. Related - 1.7%
Guam,
LOR (Section 30) (Prerefunded)	5.75	12/1/19	2,000,000	[d]	2,113,880
Guam Housing Corporation,
SFMR (Guaranteed Mortgage-Backed
Securities Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000		977,603
Guam Waterworks Authority,
Water and Wastewater System
Revenue Bonds (Prerefunded)	5.63	7/1/20	2,000,000	[d]	2,152,060
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	3,500,000		3,702,825
					8,946,368
Total Long-Term Municipal Investments
(cost $771,412,856)					820,872,815

Short-Term Municipal Investments - .9%
California - .6%
California Statewide Communities
Development Authority,
Revenue Bonds, Refunding (Rady
Children's Hospital) (LOC; Wells Fargo
Bank NA) Series 2008 B	0.52	7/1/18	3,000,000 [g]	3,000,000
Massachusetts - .3%
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Baystate Medical
Center Issue) (LOC; JPMorgan Chase
Bank)	1.46	7/1/18	1,900,000 [g]	1,900,000
Total Short-Term Municipal Investments
(cost $4,900,000)				4,900,000
Total Investments (cost $776,312,856)			157.6%	825,772,815
Liabilities, Less Cash and Receivables			(42.5%)	(222,977,661)
Preferred Stock, at redemption value			(15.1%)	(78,900,000)
Net Assets Applicable to Common Shareholders			100.0%	523,895,154

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to
$376,888,479, or 71.94% of net assets applicable to Common Shareholders.
[c] Collateral for floating rate borrowings.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[f] Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at June 30, 2018.
[g] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	825,772,815	-	825,772,815
Liabilities ($)
Floating Rate Notes††	-	(228,898,237)	-	(228,898,237)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At June 30, 2018, accumulated net unrealized appreciation on investments was $49,459,959, consisting of $50,371,378 gross unrealized appreciation and $911,419 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)